Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Floating Rate High Income Portfolio
March 31, 2024
VIPFHI-NPRT1-0524
1.9859335.109
Bank Loan Obligations - 86.0%
	Principal Amount (a)	Value ($)
Aerospace - 0.9%
ADS Tactical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1946% 3/19/26 (b)(c)(d)	573,442	574,400
Gemini HDPE LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.5743% 12/31/27 (b)(c)(d)	139,743	139,324
KBR, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5802% 1/21/31 (b)(c)(d)	170,000	170,213
Ovation Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 3/26/31 (c)(d)(e)	360,000	360,227
TransDigm, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5981% 8/24/28 (b)(c)(d)	1,722,198	1,727,588
Tranche J 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.5594% 2/28/31 (b)(c)(d)	418,950	420,894
Tranche K 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0594% 3/15/30 (b)(c)(d)	123,750	123,905
TOTAL AEROSPACE		3,516,551
Air Transportation - 1.2%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3294% 4/20/28 (b)(c)(d)	663,000	687,770
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.833% 3/14/31 (b)(c)(d)	300,000	300,189
American Airlines, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7749% 6/4/29 (b)(c)(d)	380,000	380,950
Echo Global Logistics, Inc.:
1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9302% 11/23/28 (b)(c)(d)	491,981	484,163
CME Term SOFR 3 Month Index + 4.750% 10.1802% 11/23/28 (b)(c)(d)(f)	398,925	398,925
2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.4302% 11/23/29 (b)(c)(d)(f)	175,000	175,000
Mileage Plus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.7325% 7/2/27 (b)(c)(d)	370,500	381,067
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5594% 3/17/30 (b)(c)(d)	437,806	438,082
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0678% 10/20/27 (b)(c)(d)	371,250	382,543
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.4519% 3/24/28 (b)(c)(d)(f)	250,538	195,419
United Airlines, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0757% 2/24/31 (b)(c)(d)	765,000	764,878
TOTAL AIR TRANSPORTATION		4,588,986
Automotive & Auto Parts - 1.2%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1763% 3/5/28 (b)(c)(d)	454,171	442,554
Belron Finance U.S. LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.000% 7.5777% 4/28/28 (b)(c)(d)	145,000	145,000
CME Term SOFR 1 Month Index + 2.250% 7.664% 4/13/29 (b)(c)(d)	114,425	114,425
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3302% 5/6/30 (b)(c)(d)	598,500	599,434
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9431% 6/3/28 (b)(c)(d)	744,139	724,144
Driven Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4446% 12/17/28 (b)(c)(d)	102,900	103,029
Ls Group Opco Acquistion LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6843% 11/2/27 (b)(c)(d)	455,898	455,756
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8243% 12/17/28 (b)(c)(d)	508,562	385,683
Power Stop LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1932% 1/26/29 (b)(c)(d)	412,356	374,556
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1787% 2/8/28 (b)(c)(d)	578,076	540,212
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0763% 1/20/31 (b)(c)(d)	625,000	626,463
TOTAL AUTOMOTIVE & AUTO PARTS		4,511,256
Banks & Thrifts - 1.0%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5773% 7/29/30 (b)(c)(d)	1,488,469	1,486,519
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.3019% 12/31/30 (b)(c)(d)	1,423,832	1,427,905
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0594% 4/9/27 (b)(c)(d)	0	0
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4785% 12/22/28 (b)(c)(d)	387,100	383,875
Superannuation & Investments U.S. LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1946% 12/1/28 (b)(c)(d)	141,738	141,667
Walker & Dunlop, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4302% 12/16/28 (b)(c)(d)(f)	103,950	103,690
TOTAL BANKS & THRIFTS		3,543,656
Broadcasting - 1.4%
AppLovin Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8302% 10/25/28 (b)(c)(d)	146,807	146,644
CME Term SOFR 1 Month Index + 2.500% 7.8302% 8/19/30 (b)(c)(d)	1,052,632	1,051,316
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4256% 8/24/26 (b)(c)(d)	88,344	84,148
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (b)(c)(d)(g)	1,616,944	43,463
term loan 10% 8/2/27 (d)	105,988	172,628
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4256% 12/1/28 (b)(c)(d)	1,100,978	1,089,506
Nexstar Media, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9446% 9/19/26 (b)(c)(d)	351,322	351,224
Sinclair Television Group, Inc. Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 9.1802% 4/21/29 (b)(c)(d)	269,309	213,877
Univision Communications, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.6907% 3/24/26 (b)(c)(d)	272,895	273,084
CME Term SOFR 1 Month Index + 3.250% 8.6946% 1/31/29 (b)(c)(d)	1,834,209	1,827,716
TOTAL BROADCASTING		5,253,606
Building Materials - 2.6%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8135% 5/17/28 (b)(c)(d)	1,146,773	1,042,853
APi Group DE, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9418% 1/3/29 (b)(c)(d)	723,274	724,330
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3302% 5/19/28 (b)(c)(d)	200,000	200,076
Chariot Buyer LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.6802% 10/22/28 (b)(c)(d)	199,490	199,067
CME Term SOFR 1 Month Index + 3.750% 9.0802% 11/3/28 (b)(c)(d)	280,000	280,350
Core & Main LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5643% 2/10/31 (b)(c)(d)	215,000	214,194
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8238% 2/25/29 (b)(c)(d)	2,908,795	2,870,167
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6226% 8/3/30 (b)(c)(d)	159,200	159,638
Miwd Holdco Ii LLC Tranche B2, term loan CME Term SOFR 1 Month Index + 3.500% 3/20/31 (c)(d)(e)	225,000	225,844
OPE USIC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.1059% 5/14/28 (b)(c)(d)	254,150	253,456
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9019% 4/29/29 (b)(c)(d)	1,236,071	1,238,395
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8288% 4/2/29 (b)(c)(d)	212,495	213,557
Specialty Building Products Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 9.1773% 10/15/28 (b)(c)(d)	265,645	264,500
SRS Distribution, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9446% 6/4/28 (b)(c)(d)	724,638	729,051
CME Term SOFR 3 Month Index + 3.250% 8.6802% 6/2/28 (b)(c)(d)	235,200	236,289
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6933% 9/22/28 (b)(c)(d)	219,301	219,301
Traverse Midstream Partners Ll Tranche B, term loan CME Term SOFR 1 Month Index + 3.500% 8.8174% 2/16/28 (b)(c)(d)	266,201	266,451
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.0763% 10/19/27 (b)(c)(d)	374,886	375,861
TOTAL BUILDING MATERIALS		9,713,380
Cable/Satellite TV - 1.9%
Charter Communication Operating LLC:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0763% 2/1/27 (b)(c)(d)	1,995,828	1,995,329
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3293% 12/9/30 (b)(c)(d)	224,438	222,124
Coral-U.S. Co.-Borrower LLC Tranche B, term loan CME Term SOFR 1 Month Index + 2.250% 7.6898% 1/31/28 (b)(c)(d)	1,735,000	1,709,253
CSC Holdings LLC Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8253% 1/18/28 (b)(c)(d)	1,876,821	1,802,330
Virgin Media Bristol LLC:
Tranche N, term loan CME Term SOFR 1 Month Index + 2.500% 7.9398% 1/31/28 (b)(c)(d)	653,534	643,162
Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7899% 3/6/31 (b)(c)(d)	855,000	840,653
TOTAL CABLE/SATELLITE TV		7,212,851
Capital Goods - 0.6%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4446% 7/22/29 (b)(c)(d)	355,000	354,869
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6726% 3/17/30 (b)(c)(d)	533,531	534,198
CPM Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8256% 9/28/28 (b)(c)(d)	343,914	344,038
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.7019% 1/24/29 (b)(c)(d)	553,905	553,733
TK Elevator U.S. Newco, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 4/11/30 (c)(d)(e)	180,000	180,526
CME Term SOFR 6 Month Index + 3.500% 9.081% 7/31/27 (b)(c)(d)	257,752	258,505
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 14.3418% 4/16/25 (b)(c)(d)(f)	45,512	43,296
TOTAL CAPITAL GOODS		2,269,165
Chemicals - 4.0%
A-Gas Finco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5594% 12/14/29 (b)(c)(d)	455,000	439,835
ARC Falcon I, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.9302% 9/30/28 (b)(c)(d)	990,330	988,478
Aruba Investment Holdings LLC:
2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1802% 11/24/28 (b)(c)(d)	410,000	405,900
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4302% 11/24/27 (b)(c)(d)	439,710	438,061
Avient Corp. Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8257% 8/29/29 (b)(c)(d)	485,972	486,201
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4981% 5/27/29 (b)(c)(d)	508,442	508,126
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8273% 11/15/30 (b)(c)(d)	720,000	694,577
CPC Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.321% 12/29/27 (b)(c)(d)	147,791	124,218
Cyanco Intermediate 2 Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0773% 7/7/28 (b)(c)(d)	106,518	106,829
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5756% 11/1/30 (b)(c)(d)	450,000	452,390
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7052% 10/4/29 (b)(c)(d)	1,316,857	1,314,855
Groupe Solmax, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.2572% 5/27/28 (b)(c)(d)	649,325	637,254
Herens U.S. Holdco Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.920% 9.3344% 7/3/28 (b)(c)(d)	677,861	636,573
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9757% 3/15/29 (b)(c)(d)	1,318,853	1,296,486
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.8677% 3/15/30 (b)(c)(d)	170,000	149,600
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1802% 3/1/30 (b)(c)(d)	168,725	168,199
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6802% 4/2/29 (b)(c)(d)	1,081,490	1,076,763
Koppers, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.93% 4/10/30 (b)(c)(d)	397,005	397,501
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2413% 12/1/26 (b)(c)(d)	384,315	359,454
Nouryon U.S.A. LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.4191% 4/3/28 (b)(c)(d)	613,512	614,433
CME Term SOFR 1 Month Index + 4.000% 9.4226% 4/3/28 (b)(c)(d)	213,388	213,921
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.250% 9.5658% 11/9/28 (b)(c)(d)	364,172	364,857
CME Term SOFR 3 Month Index + 3.750% 9.321% 11/9/28 (b)(c)(d)	1,257,809	1,257,494
The Chemours Co. LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8302% 8/18/28 (b)(c)(d)	1,324,137	1,317,517
Touchdown Acquirer, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 2/7/31 (c)(d)(h)	74,551	74,737
CME Term SOFR 1 Month Index + 4.000% 9.314% 2/21/31 (b)(c)(d)	340,449	341,300
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 9/22/28 (b)(c)(d)	173,668	173,668
TOTAL CHEMICALS		15,039,227
Consumer Products - 2.5%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6726% 2/7/29 (b)(c)(d)	643,538	627,050
Aip Rd Buyer Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5802% 12/22/28 (b)(c)(d)	382,200	382,200
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3263% 12/23/28 (b)(c)(d)	349,175	349,611
BCPE Empire Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3302% 12/25/28 (b)(c)(d)	1,212,418	1,212,951
Bombardier Recreational Products, Inc.:
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0802% 12/13/29 (b)(c)(d)	439,454	439,296
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0802% 1/22/31 (b)(c)(d)	325,711	325,304
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8174% 11/8/27 (b)(c)(d)	678,998	679,847
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1918% 5/17/28 (b)(c)(d)	359,079	355,266
Foundation Building Materials, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3127% 1/29/31 (b)(c)(d)	855,000	857,993
Gloves Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4407% 1/6/28 (b)(c)(d)	116,700	116,408
Kodiak BP LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 3/12/28 (c)(d)(e)	180,000	180,000
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.3135% 12/22/26 (b)(c)(d)	546,742	546,949
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8135% 9/24/28 (b)(c)(d)	771,144	771,722
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.821% 3/4/28 (b)(c)(d)	437,368	403,800
Runner Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9576% 10/21/28 (b)(c)(d)	333,200	250,733
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6946% 8/5/28 (b)(c)(d)	737,297	738,218
Windsor Holdings III, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3263% 8/1/30 (b)(c)(d)	928,800	930,546
Woof Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.321% 12/21/27 (b)(c)(d)	291,000	229,890
TOTAL CONSUMER PRODUCTS		9,397,784
Containers - 2.0%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6918% 3/3/28 (b)(c)(d)	890,404	879,274
Berlin Packaging, LLC Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 3.250% 8.5878% 3/11/28 (b)(c)(d)	527,283	524,910
CME Term SOFR 3 Month Index + 3.750% 9.1954% 3/11/28 (b)(c)(d)	767,285	767,723
Berry Global, Inc. Tranche AA 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1822% 7/1/29 (b)(c)(d)	538,685	538,373
Canister International Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 3/13/29 (c)(d)(e)	910,000	911,138
Charter Next Generation, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8263% 12/1/27 (b)(c)(d)	793,818	794,993
Graham Packaging Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4446% 8/4/27 (b)(c)(d)	425,624	425,441
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 4.750% 10.2675% 2/9/26 (b)(c)(d)	802,569	752,408
Pactiv Evergreen Group Holdings, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.6946% 2/5/26 (b)(c)(d)	116,015	116,291
CME Term SOFR 1 Month Index + 3.250% 8.6946% 9/24/28 (b)(c)(d)	316,875	317,800
Pregis TopCo Corp. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.0802% 8/3/26 (b)(c)(d)	498,024	498,468
CME Term SOFR 1 Month Index + 3.750% 9.1946% 8/1/26 (b)(c)(d)	97,500	97,500
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1802% 1/30/27 (b)(c)(d)	517,968	518,657
Ring Container Technologies Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9446% 8/12/28 (b)(c)(d)	263,925	264,366
SupplyOne, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 3/27/31 (c)(d)(e)	180,000	178,988
TOTAL CONTAINERS		7,586,330
Diversified Financial Services - 3.7%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.9446% 2/4/28 (b)(c)(d)	584,852	585,326
Aretec Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9273% 8/9/30 (b)(c)(d)	850,403	854,655
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8285% 10/31/28 (b)(c)(d)	212,634	213,100
Broadstreet Partners, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 1/27/27 (b)(c)(d)	219,375	219,226
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0763% 1/26/29 (b)(c)(d)	463,251	464,178
Clue Opco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8273% 12/19/30 (b)(c)(d)	640,933	630,999
DXP Enterprises, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.2906% 10/6/30 (b)(c)(d)	203,975	203,849
Eagle 4 Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 7/12/28 (b)(c)(d)	141,619	141,619
FinCo I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3127% 6/27/29 (b)(c)(d)	201,095	201,304
Fleet U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5659% 2/3/31 (b)(c)(d)	370,000	370,000
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8302% 6/24/28 (b)(c)(d)	389,183	387,385
Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0802% 6/30/28 (b)(c)(d)	640,520	638,118
Fugue Finance LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.0738% 2/26/31 (b)(c)(d)	175,000	175,273
CME Term SOFR 1 Month Index + 4.000% 9.3432% 1/26/28 (b)(c)(d)	267,970	268,305
GTCR W-2 Merger Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3094% 1/31/31 (b)(c)(d)	2,070,000	2,075,610
HarbourVest Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8432% 4/22/30 (b)(c)(d)	566,458	566,458
Heubach Holding U.S.A. LLC Tranche CME, term loan CME Term SOFR 1 Month Index + 10.000% 15.5868% 4/30/24 (b)(c)(d)(f)	81,952	79,493
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5857% 4/21/28 (b)(c)(d)	814,442	814,442
IVI America LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 3/15/31 (c)(d)(e)	205,000	204,744
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9418% 1/26/28 (b)(c)(d)	423,905	424,011
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3288% 6/17/30 (b)(c)(d)	97,830	98,074
Nexus Buyer LLC:
2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6773% 11/1/29 (b)(c)(d)	335,000	332,347
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1773% 11/8/26 (b)(c)(d)	582,227	580,149
CME Term SOFR 1 Month Index + 4.500% 9.8273% 12/13/28 (b)(c)(d)	580,000	574,745
Recess Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8432% 2/14/30 (b)(c)(d)	420,000	421,315
TransUnion LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3273% 12/1/28 (b)(c)(d)	471,371	470,900
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1773% 11/16/26 (b)(c)(d)	164,557	164,389
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.3357% 4/29/26 (b)(c)(d)	264,038	264,368
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.8165% 2/9/27 (b)(c)(d)	820,712	816,099
CME Term SOFR 1 Month Index + 5.500% 10.8165% 2/15/27 (b)(c)(d)	665,389	663,726
TOTAL DIVERSIFIED FINANCIAL SERVICES		13,904,207
Diversified Media - 0.8%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0918% 10/28/27 (b)(c)(d)	399,610	400,110
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9594% 2/10/27 (b)(c)(d)	959,842	834,161
CMG Media Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9094% 12/17/26 (b)(c)(d)	1,882,668	1,635,907
TOTAL DIVERSIFIED MEDIA		2,870,178
Energy - 2.4%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1857% 11/14/26 (b)(c)(d)	391,451	391,843
Array Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6932% 10/14/27 (b)(c)(d)	554,859	553,472
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9446% 3/17/28 (b)(c)(d)	418,175	413,993
Calpine Construction Finance Co. LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5763% 7/20/30 (b)(c)(d)	323,375	322,890
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9302% 11/19/29 (b)(c)(d)	651,874	651,059
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.2383% 2/7/28 (b)(c)(d)	1,565,904	1,554,160
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.571% 8/27/28 (b)(c)(d)	371,425	350,997
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9418% 9/29/28 (b)(c)(d)	1,127,114	1,129,402
GIP III Stetson I LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6802% 10/5/28 (b)(c)(d)	431,032	432,217
Natgasoline LLC Tranche B, term loan CME Term SOFR 1 Month Index + 3.500% 8.9446% 11/14/25 (b)(c)(d)	295,733	294,254
New Fortress Energy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3174% 10/30/28 (b)(c)(d)	1,406,475	1,409,991
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6932% 2/14/30 (b)(c)(d)	511,180	511,338
Prairie ECI Acquiror LP Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0713% 8/1/29 (b)(c)(d)	260,000	258,840
Rockwood Service Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.6918% 1/23/27 (b)(c)(d)	292,229	292,887
Win Waste Innovations Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1907% 3/25/28 (b)(c)(d)	262,575	243,777
TOTAL ENERGY		8,811,120
Entertainment/Film - 0.3%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9407% 9/1/27 (b)(c)(d)	354,732	347,283
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9407% 9/1/27 (b)(c)(d)	850,000	831,088
TOTAL ENTERTAINMENT/FILM		1,178,371
Environmental - 0.5%
Clean Harbors, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1946% 10/8/28 (b)(c)(d)	304,222	304,508
Covanta Holding Corp.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8273% 11/30/28 (b)(c)(d)	240,832	240,081
CME Term SOFR 1 Month Index + 2.750% 8.0677% 11/30/28 (b)(c)(d)	426,684	425,997
Tranche C 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8273% 11/30/28 (b)(c)(d)	18,408	18,351
CME Term SOFR 1 Month Index + 2.750% 8.0677% 11/30/28 (b)(c)(d)	23,316	23,279
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6933% 6/21/28 (b)(c)(d)	895,437	893,575
TOTAL ENVIRONMENTAL		1,905,791
Food & Drug Retail - 0.7%
Cardenas Merger Sub, LLC 1LN, term loan CME Term SOFR 6 Month Index + 6.750% 12.1594% 8/1/29 (b)(c)(d)	658,076	660,544
Froneri U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6802% 2/1/27 (b)(c)(d)	279,312	279,368
JP Intermediate B LLC term loan CME Term SOFR 1 Month Index + 5.500% 11.0743% 11/20/27 (b)(c)(d)	286,257	22,423
Northeast Grocery, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.8257% 12/5/28 (b)(c)(d)	305,000	304,491
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9405% 4/2/29 (b)(c)(d)	609,722	609,069
Upfield U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.2131% 1/3/28 (b)(c)(d)	719,124	714,745
TOTAL FOOD & DRUG RETAIL		2,590,640
Food/Beverage/Tobacco - 1.4%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1907% 10/1/25 (b)(c)(d)	117,580	115,310
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5788% 12/23/30 (b)(c)(d)	170,000	170,284
Chobani LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9446% 10/23/27 (b)(c)(d)	441,736	442,473
CME Term SOFR 1 Month Index + 3.750% 9.0753% 10/25/27 (b)(c)(d)	264,338	265,659
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6802% 5/16/29 (b)(c)(d)	1,058,013	892,254
Fiesta Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3274% 2/12/31 (b)(c)(d)	600,000	600,666
Naked Juice LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6594% 1/24/29 (b)(c)(d)	837,301	781,546
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.4019% 1/24/30 (b)(c)(d)	170,000	136,903
Saratoga Food Specialties LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 3/1/29 (c)(d)(e)	215,000	214,598
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8135% 3/31/28 (b)(c)(d)	1,431,578	1,415,301
TOTAL FOOD/BEVERAGE/TOBACCO		5,034,994
Gaming - 4.2%
Caesars Entertainment, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6627% 1/26/30 (b)(c)(d)	2,346,300	2,350,218
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0405% 2/6/31 (b)(c)(d)	2,000,000	2,000,000
Entain Holdings Gibraltar Ltd.:
Tranche B2 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9481% 10/31/29 (b)(c)(d)	417,384	418,861
Tranche B4 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.9094% 3/16/27 (b)(c)(d)	194,500	194,623
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0767% 1/27/29 (b)(c)(d)	4,454,306	4,462,681
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6594% 11/25/30 (b)(c)(d)	1,211,963	1,211,308
Golden Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1802% 5/26/30 (b)(c)(d)	560,763	560,062
J&J Ventures Gaming LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4446% 4/26/28 (b)(c)(d)	321,750	318,867
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6946% 4/26/28 (b)(c)(d)	249,000	246,199
Light & Wonder International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0754% 4/16/29 (b)(c)(d)	640,250	640,871
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5594% 8/1/30 (b)(c)(d)	458,850	460,245
PCI Gaming Authority 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9446% 5/29/26 (b)(c)(d)	135,901	136,056
Scientific Games Holdings LP term loan CME Term SOFR 3 Month Index + 3.500% 8.5802% 4/4/29 (b)(c)(d)	1,608,308	1,607,021
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5754% 3/7/31 (b)(c)(d)	1,200,000	1,197,684
TOTAL GAMING		15,804,696
Healthcare - 5.6%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.7019% 2/15/29 (b)(c)(d)	334,050	247,892
AHP Health Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9418% 8/24/28 (b)(c)(d)	249,362	249,673
Avantor Funding, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6802% 11/6/27 (b)(c)(d)	248,036	248,147
Catalent Pharma Solutions Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3288% 2/22/28 (b)(c)(d)	290,000	290,363
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5677% 2/12/28 (b)(c)(d)	735,130	736,887
Elanco Animal Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1756% 8/1/27 (b)(c)(d)	867,255	863,690
Electron BidCo, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4446% 11/1/28 (b)(c)(d)	259,700	260,105
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3263% 3/31/29 (b)(c)(d)	682,353	631,081
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4094% 10/1/27 (b)(c)(d)	2,612,214	2,493,358
HAH Group Holding Co. LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.44% 10/29/27 (b)(c)(d)	39,741	39,492
CME Term SOFR 3 Month Index + 5.000% 10.44% 10/29/27 (b)(c)(d)	594,335	590,620
Tranche DD 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.44% 10/29/27 (b)(c)(d)	5,029	4,997
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9981% 1/6/29 (b)(c)(d)	433,513	432,837
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3302% 5/4/28 (b)(c)(d)	1,584,800	1,586,115
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4446% 5/5/28 (b)(c)(d)	1,372,193	1,379,054
MED ParentCo LP:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6946% 8/31/26 (b)(c)(d)	396,756	395,764
2LN, term loan CME Term SOFR 1 Month Index + 8.250% 13.6946% 8/30/27 (b)(c)(d)	180,000	179,719
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4407% 10/23/28 (b)(c)(d)	2,741,218	2,747,112
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.4332% 6/2/28 (b)(c)(d)	742,454	744,622
Pacific Dental Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 3/10/31 (c)(d)(e)	285,000	284,407
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.071% 11/30/27 (b)(c)(d)	800,586	801,699
Pathway Vet Alliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1946% 3/31/27 (b)(c)(d)	219,645	192,053
Perrigo Investments LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.6802% 4/20/29 (b)(c)(d)	460,643	457,958
Phoenix Guarantor, Inc. term loan CME Term SOFR 1 Month Index + 3.250% 8.5773% 2/21/31 (b)(c)(d)	475,000	468,535
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6918% 11/15/28 (b)(c)(d)	1,647,895	1,651,059
R1 RCM, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3263% 6/21/29 (b)(c)(d)	310,000	310,679
Surgery Center Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8288% 12/19/30 (b)(c)(d)	652,621	655,251
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6901% 10/1/28 (b)(c)(d)	111,673	106,539
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.7019% 12/15/27 (b)(c)(d)	335,955	336,270
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.8243% 11/20/26 (b)(c)(d)	110,505	103,736
VetStrategy Canada Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8094% 11/16/28 (b)(c)(d)	723,188	723,412
WCG Intermediate Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4407% 1/8/27 (b)(c)(d)	896,113	895,898
TOTAL HEALTHCARE		21,109,024
Homebuilders/Real Estate - 0.6%
Chromalloy Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 3/21/31 (c)(d)(e)	330,000	328,624
Cushman & Wakefield U.S. Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.1946% 8/21/25 (b)(c)(d)	31,186	31,098
CME Term SOFR 1 Month Index + 3.250% 8.6802% 1/31/30 (b)(c)(d)	427,275	425,673
CME Term SOFR 1 Month Index + 4.000% 9.3302% 1/31/30 (b)(c)(d)	174,563	174,781
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3552% 1/27/29 (b)(c)(d)	262,193	261,603
Greystar Real Estate Partners Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5757% 8/21/30 (b)(c)(d)	342,591	342,591
Jones DesLauriers Insurance Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8048% 3/15/30 (b)(c)(d)	280,000	279,737
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0802% 9/1/27 (b)(c)(d)	439,220	439,440
TOTAL HOMEBUILDERS/REAL ESTATE		2,283,547
Hotels - 1.8%
ASP LS Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.3958% 5/7/28 (b)(c)(d)	390,000	362,505
Carnival Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6946% 10/18/28 (b)(c)(d)	1,705,842	1,706,200
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4302% 11/30/29 (b)(c)(d)	619,140	619,375
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.0773% 1/17/31 (b)(c)(d)	465,000	465,725
CME Term SOFR 1 Month Index + 3.000% 8.1918% 8/2/28 (b)(c)(d)	1,642,818	1,643,853
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 1.750% 7.1802% 8/31/25 (b)(c)(d)	635,145	632,604
CME Term SOFR 1 Month Index + 2.250% 3/14/31 (c)(d)(e)	95,000	94,525
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 8.250% 13.8401% 6/23/26 (b)(c)(d)	113,640	111,556
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.5788% 1/5/29 (b)(c)(d)	530,003	531,217
Travelport Finance Luxembourg SARL 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 13.6095% 9/29/28 (b)(c)(d)	410,034	381,077
Wyndham Hotels & Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6763% 5/25/30 (b)(c)(d)	141,598	141,987
TOTAL HOTELS		6,690,624
Insurance - 6.0%
Acrisure LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9446% 2/15/27 (b)(c)(d)	3,613,285	3,605,553
CME Term SOFR 1 Month Index + 4.250% 9.6946% 2/15/27 (b)(c)(d)	509,542	510,179
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8302% 11/6/30 (b)(c)(d)	728,296	730,117
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8267% 11/6/30 (b)(c)(d)	1,199,456	1,203,954
AmWINS Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.250% 7.6946% 2/19/28 (b)(c)(d)	533,325	533,234
CME Term SOFR 1 Month Index + 2.750% 8.1946% 2/19/28 (b)(c)(d)	167,875	168,038
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5519% 2/28/28 (b)(c)(d)	536,454	538,133
AssuredPartners, Inc.:
1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8273% 2/13/27 (b)(c)(d)	254,800	254,961
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9418% 2/13/27 (b)(c)(d)	14,588	14,598
CME Term SOFR 1 Month Index + 3.500% 8.9418% 2/13/27 (b)(c)(d)	359,063	359,289
Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0773% 2/13/27 (b)(c)(d)	164,175	164,244
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8214% 2/14/31 (b)(c)(d)	250,000	250,235
Asurion LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4273% 8/19/28 (b)(c)(d)	1,447,381	1,390,991
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6773% 8/19/28 (b)(c)(d)	1,000,247	963,738
Tranche B3 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6918% 1/31/28 (b)(c)(d)	2,050,000	1,839,875
Tranche B4 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6918% 1/20/29 (b)(c)(d)	1,545,000	1,376,255
Tranche B8 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6918% 12/23/26 (b)(c)(d)	1,696,959	1,659,982
Tranche B9 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6918% 7/31/27 (b)(c)(d)	558,236	535,410
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5741% 6/20/30 (b)(c)(d)	2,521,926	2,522,380
Truist Insurance Holdings LLC:
2L, term loan CME Term SOFR 1 Month Index + 4.750% 3/8/32 (c)(d)(e)	1,175,000	1,180,875
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 3/22/31 (c)(d)(e)	1,405,000	1,402,654
USI, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.3019% 11/22/29 (b)(c)(d)	894,696	894,571
CME Term SOFR 1 Month Index + 3.250% 8.5519% 9/27/30 (b)(c)(d)	457,700	457,842
TOTAL INSURANCE		22,557,108
Leisure - 2.1%
Alterra Mountain Co. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9446% 8/17/28 (b)(c)(d)	125,166	125,531
CME Term SOFR 1 Month Index + 3.750% 9.1802% 5/31/30 (b)(c)(d)	387,075	388,527
America Sports Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5757% 2/17/31 (b)(c)(d)	265,000	265,000
Arcis Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1918% 11/24/28 (b)(c)(d)	307,976	308,490
Carnival Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3187% 8/8/27 (b)(c)(d)	646,742	647,149
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4432% 7/21/28 (b)(c)(d)	1,479,049	1,476,283
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5635% 9/18/26 (b)(c)(d)	665,948	666,488
Crown Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 13.9418% 7/31/28 (b)(c)(d)	222,025	225,417
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.5594% 1/15/30 (b)(c)(d)	765,000	765,191
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5773% 1/30/29 (b)(c)(d)	315,000	310,275
Herschend Entertainment Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.3263% 8/27/28 (b)(c)(d)	141,375	141,552
Lids Holdings, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.9795% 12/14/26 (b)(c)(d)	233,144	231,978
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8302% 8/25/28 (b)(c)(d)	294,200	293,685
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.3273% 3/9/30 (b)(c)(d)	1,191,251	1,191,501
United PF Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 12/30/26 (b)(c)(d)	813,711	717,424
2LN, term loan 3 month U.S. LIBOR + 8.500% 14.0743% 12/30/27 (b)(c)(d)	100,000	80,500
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 14.0743% 12/30/26 (b)(c)(d)(f)	82,025	75,873
TOTAL LEISURE		7,910,864
Metals/Mining - 0.1%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0802% 8/19/30 (b)(c)(d)	373,127	373,967
U.S. Silica Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.3294% 3/23/30 (b)(c)(d)	368	368
TOTAL METALS/MINING		374,335
Paper - 0.9%
Ahlstrom-Munksjo OYJ 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.571% 2/4/28 (b)(c)(d)	163,007	162,803
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 9.1052% 4/13/29 (b)(c)(d)	3,189,255	3,192,539
TOTAL PAPER		3,355,342
Publishing/Printing - 0.4%
Century DE Buyer LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3174% 10/30/30 (b)(c)(d)	440,000	441,320
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0723% 8/11/28 (b)(c)(d)	288,550	288,611
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9273% 1/28/29 (b)(c)(d)	382,200	380,530
RLG Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6946% 7/8/28 (b)(c)(d)	200,388	197,967
Vericast Corp. 1LN, term loan CME Term SOFR 3 Month Index + 7.750% 15.821% 6/16/26 (b)(c)(d)	172,347	169,761
TOTAL PUBLISHING/PRINTING		1,478,189
Railroad - 0.4%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1687% 4/6/28 (b)(c)(d)	346,125	346,558
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.4019% 12/30/26 (b)(c)(d)	458,479	458,516
Wwex Unified Topco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6098% 7/26/28 (b)(c)(d)	549,612	546,051
TOTAL RAILROAD		1,351,125
Restaurants - 1.1%
1011778 BC ULC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5802% 9/21/30 (b)(c)(d)	720,694	719,973
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.625% 6/29/29 (b)(c)(d)	532,167	532,369
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6918% 12/1/28 (b)(c)(d)	231,541	232,004
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0635% 10/20/28 (b)(c)(d)	282,193	280,006
PFC Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 6.250% 11.7127% 3/1/26 (b)(c)(d)	356,250	350,685
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5519% 4/1/29 (b)(c)(d)	721,752	714,837
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.6907% 8/3/28 (b)(c)(d)	1,096,334	1,096,279
TOTAL RESTAURANTS		3,926,153
Services - 10.7%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9273% 12/21/28 (b)(c)(d)	2,150,496	2,157,356
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.8094% 10/2/28 (b)(c)(d)	156,408	156,604
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7/31/28 (b)(c)(d)(h)	1,080,000	1,084,050
Allied Universal Holdco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1802% 5/14/28 (b)(c)(d)	1,568,920	1,566,362
CME Term SOFR 1 Month Index + 4.750% 10.0802% 5/14/28 (b)(c)(d)	388,050	388,811
Amentum Government Services Holdings LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.3288% 2/15/29 (b)(c)(d)	1,129,925	1,131,337
CME Term SOFR 1 Month Index + 4.000% 9.4446% 1/23/27 (b)(c)(d)	711,031	711,920
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 8.750% 14.1946% 1/31/28 (b)(c)(d)	290,000	291,450
Anticimex Global AB:
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.900% 8.95% 11/16/28 (b)(c)(d)	131,963	131,963
Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.45% 11/16/28 (b)(c)(d)	920,333	919,570
APX Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6943% 7/9/28 (b)(c)(d)	646,580	647,944
Aramark Services, Inc.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.9407% 4/6/28 (b)(c)(d)	90,000	89,944
CME Term SOFR 1 Month Index + 2.500% 7.9407% 6/22/30 (b)(c)(d)	120,942	120,867
Tranche B-4 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1946% 1/15/27 (b)(c)(d)	116,563	116,388
Archkey Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6918% 6/30/28 (b)(c)(d)	568,883	568,172
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8094% 2/10/31 (b)(c)(d)	605,000	606,815
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1763% 12/10/29 (b)(c)(d)	255,000	250,458
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9302% 12/10/28 (b)(c)(d)	1,983,240	1,970,111
Avis Budget Car Rental LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1946% 8/6/27 (b)(c)(d)	159,169	158,340
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4263% 3/16/29 (b)(c)(d)	146,890	146,936
Bifm California Buyer, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5707% 5/31/28 (b)(c)(d)	405,000	406,519
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8064% 8/1/30 (b)(c)(d)	1,791,923	1,797,997
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 9.1946% 2/7/26 (b)(c)(d)	674,760	675,462
CME Term SOFR 1 Month Index + 3.750% 9.0802% 12/30/28 (b)(c)(d)	491,623	491,692
Centralsquare Technologies LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.1773% 8/29/25 (b)(c)(d)	545,217	528,266
CHG Healthcare Services, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.6907% 9/30/28 (b)(c)(d)	479,072	479,072
CME Term SOFR 3 Month Index + 3.750% 9.0917% 9/30/28 (b)(c)(d)	199,500	199,875
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2127% 5/3/29 (b)(c)(d)	368,438	346,331
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9446% 6/2/28 (b)(c)(d)	1,399,958	1,365,618
EAB Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9446% 8/16/28 (b)(c)(d)	503,748	503,496
EmployBridge LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3429% 7/19/28 (b)(c)(d)	730,255	605,805
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3174% 8/1/29 (b)(c)(d)	503,239	504,185
Filtration Group Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6946% 10/19/28 (b)(c)(d)	319,732	320,531
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9407% 10/21/28 (b)(c)(d)	258,375	258,763
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1946% 3/3/28 (b)(c)(d)	808,080	809,317
Franchise Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 4.750% 10.3433% 3/10/26 (b)(c)(d)	193,050	172,780
CME Term SOFR 3 Month Index + 4.750% 10.363% 3/10/26 (b)(c)(d)	730,004	650,616
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0627% 4/29/29 (b)(c)(d)	619,635	559,221
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1946% 7/30/26 (b)(c)(d)	260,911	261,563
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1918% 12/1/27 (b)(c)(d)	215,000	215,673
CME Term SOFR 1 Month Index + 4.000% 9.4407% 12/1/27 (b)(c)(d)	399,268	400,194
Hertz Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0788% 6/30/28 (b)(c)(d)	359,100	348,507
HomeServe U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3288% 10/13/30 (b)(c)(d)	580,000	581,305
Ion Trading Finance Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.1519% 4/1/28 (b)(c)(d)	539,837	538,681
KNS Acquisitions, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6918% 4/21/27 (b)(c)(d)	551,773	480,732
KUEHG Corp. 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3019% 6/12/30 (b)(c)(d)	1,842,458	1,845,461
Life Time, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 1/15/26 (b)(c)(d)	60,000	60,225
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4234% 4/11/29 (b)(c)(d)	2,105,257	1,938,268
Omnia Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0741% 7/25/30 (b)(c)(d)	814,958	818,014
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5741% 8/14/26 (b)(c)(d)	507,450	490,415
PG Investment Co. 59 Sarl Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/23/31 (c)(d)(e)	770,000	770,963
Planet U.S. Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8143% 2/10/31 (b)(c)(d)	495,000	496,485
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1832% 12/16/26 (b)(c)(d)	304,103	304,735
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0773% 2/24/28 (b)(c)(d)	252,786	253,172
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0756% 1/15/27 (b)(c)(d)	557,881	546,260
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5854% 3/4/28 (b)(c)(d)	2,808,816	2,590,262
Sts Operating, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 3/15/31 (c)(d)(e)	900,000	901,692
Swissport Stratosphere U.S.A. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 3/26/31 (c)(d)(e)	610,000	609,238
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 12.2052% 3/23/27 (b)(c)(d)	165,000	169,414
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.0793% 3/3/30 (b)(c)(d)	849,833	853,113
United Rentals North America, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.0773% 2/14/31 (b)(c)(d)	375,000	375,705
Vestis Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5757% 2/24/31 (b)(c)(d)	210,000	209,738
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0773% 11/3/29 (b)(c)(d)	182,785	183,013
TOTAL SERVICES		40,133,772
Steel - 0.1%
Zekelman Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4412% 1/24/27 (b)(c)(d)	381,611	381,665
Super Retail - 2.9%
Academy Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1901% 11/6/27 (b)(c)(d)	164,978	164,565
At Home Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6901% 7/24/28 (b)(c)(d)	425,925	215,518
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3267% 2/3/29 (b)(c)(d)	217,778	218,322
Empire Today LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5743% 4/1/28 (b)(c)(d)	531,341	430,386
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1946% 3/5/28 (b)(c)(d)	7,955,070	7,953,937
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1946% 10/19/27 (b)(c)(d)	522,594	522,056
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1773% 12/18/27 (b)(c)(d)	469,982	468,868
Michaels Companies, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.821% 4/15/28 (b)(c)(d)	530,180	474,511
RH Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6773% 10/20/28 (b)(c)(d)	492,500	482,547
TOTAL SUPER RETAIL		10,930,710
Technology - 14.4%
A&V Holdings Midco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.370% 10.987% 3/10/27 (b)(c)(d)	204,366	202,323
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4519% 2/16/28 (b)(c)(d)	270,573	269,980
Ahead DB Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5594% 1/24/31 (b)(c)(d)	270,000	270,718
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0724% 7/30/28 (b)(c)(d)	1,054,690	1,055,903
Alliance Laundry Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9264% 10/8/27 (b)(c)(d)	178,418	178,764
Anastasia Parent LLC Tranche B, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 8/10/25 (b)(c)(d)	945,000	682,933
Applied Systems, Inc.:
Tranche 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5594% 2/23/32 (b)(c)(d)	60,000	62,025
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8094% 2/24/31 (b)(c)(d)	846,213	850,901
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5802% 2/15/29 (b)(c)(d)	2,138,746	2,115,691
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5773% 5/13/29 (b)(c)(d)	343,552	344,754
Boxer Parent Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5802% 12/29/28 (b)(c)(d)	179,550	180,561
Byju's Alpha, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 15.5% 11/24/26 (b)(c)(d)	520,887	102,005
Camelot U.S. Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0763% 1/31/31 (b)(c)(d)	1,168,701	1,167,824
Central Parent, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3094% 7/6/29 (b)(c)(d)	643,645	645,286
Cloud Software Group, Inc.:
Tranche A 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9094% 9/30/28 (b)(c)(d)	138,819	138,144
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.500% 9.9094% 3/30/29 (b)(c)(d)	2,378,584	2,366,001
CME Term SOFR 1 Month Index + 4.500% 9.9285% 3/19/31 (b)(c)(d)	255,000	253,248
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1946% 7/1/29 (b)(c)(d)	948,154	948,154
CommScope, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6946% 4/4/26 (b)(c)(d)	650,362	588,577
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.0635% 9/30/28 (b)(c)(d)	962,999	962,094
Constant Contact, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5881% 2/10/28 (b)(c)(d)	532,618	516,543
Cotiviti, Inc.:
Tranche 1LN, term loan 7.625% 2/24/31 (d)	235,000	235,294
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 2/21/31 (c)(d)(e)	1,410,000	1,406,475
Dayforce, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8302% 2/16/31 (b)(c)(d)	320,000	319,402
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3302% 10/16/26 (b)(c)(d)	1,707,315	1,697,942
Tranche B 2LN, term loan CME Term SOFR 3 Month Index + 7.000% 12.3302% 2/19/29 (b)(c)(d)	595,000	534,197
DG Investment Intermediate Holdings, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 6.750% 12.1946% 3/31/29 (b)(c)(d)	60,000	55,856
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1946% 3/31/28 (b)(c)(d)	392,031	391,121
CME Term SOFR 1 Month Index + 4.750% 10.0802% 3/31/28 (b)(c)(d)	109,169	109,169
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0802% 8/31/30 (b)(c)(d)	184,075	184,581
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.0594% 7/6/29 (b)(c)(d)	0	0
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.3094% 10/6/29 (b)(c)(d)	168,048	137,127
Epicor Software Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0773% 7/31/27 (b)(c)(d)	89,775	90,160
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 7/31/27 (b)(c)(d)	576,209	577,862
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4273% 9/12/29 (b)(c)(d)	1,157,524	1,156,702
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4446% 8/10/27 (b)(c)(d)	120,313	120,323
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3302% 11/12/29 (b)(c)(d)	735,451	734,627
Helios Software Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0747% 7/15/30 (b)(c)(d)	244,126	241,533
Icon Luxembourg Sarl Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.000% 7.3254% 7/3/28 (b)(c)(d)	1,083,401	1,085,286
CME Term SOFR 1 Month Index + 2.000% 7.3254% 7/3/28 (b)(c)(d)	269,930	270,400
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1756% 3/1/29 (b)(c)(d)	1,767,526	1,761,887
MH Sub I LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5802% 5/3/28 (b)(c)(d)	3,170,938	3,148,583
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.5802% 2/23/29 (b)(c)(d)	225,000	215,919
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8226% 8/17/29 (b)(c)(d)	1,173,448	1,172,474
NCR Atleos Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1627% 3/27/29 (b)(c)(d)	782,253	785,679
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1773% 1/31/30 (b)(c)(d)	1,034,245	1,035,424
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1802% 2/1/28 (b)(c)(d)	2,883,243	2,877,852
Pitney Bowes, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4446% 3/19/28 (b)(c)(d)	233,961	233,182
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 6/2/28 (b)(c)(d)	3,703,287	3,665,662
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0627% 10/26/30 (b)(c)(d)	835,000	838,941
Project Boost Purchaser LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9407% 5/30/26 (b)(c)(d)	414,073	414,665
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9446% 5/30/26 (b)(c)(d)	29,923	29,982
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6946% 8/31/28 (b)(c)(d)	839,579	839,587
Rackspace Finance LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.1832% 5/15/28 (b)(c)(d)	635,790	309,948
CME Term SOFR 1 Month Index + 6.250% 11.6832% 5/15/28 (b)(c)(d)	90,597	90,710
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4407% 4/22/28 (b)(c)(d)	847,348	823,809
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1773% 9/30/28 (b)(c)(d)	814,675	799,978
Renaissance Holdings Corp. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5773% 4/8/30 (b)(c)(d)	1,050,031	1,051,343
Roper Industrial Products Investment Co. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3019% 11/22/29 (b)(c)(d)	188,105	189,124
Sophia LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9302% 10/29/29 (b)(c)(d)	713,382	716,057
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9446% 8/11/28 (b)(c)(d)	629,147	622,787
SS&C Technologies, Inc.:
Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1946% 4/16/25 (b)(c)(d)	194,190	194,183
Tranche B 4LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1946% 4/16/25 (b)(c)(d)	183,348	183,341
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1946% 4/16/25 (b)(c)(d)	784,560	784,528
Tempo Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0802% 8/31/28 (b)(c)(d)	319,447	320,246
TTM Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0756% 5/30/30 (b)(c)(d)	362,817	362,817
UKG, Inc.:
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6802% 5/3/27 (b)(c)(d)	393,103	395,887
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8143% 2/10/31 (b)(c)(d)	2,910,960	2,924,787
Veritas U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4446% 9/1/25 (b)(c)(d)	383,624	354,000
Verscend Holding Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4446% 8/27/25 (b)(c)(d)	516,513	516,513
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4302% 1/13/29 (b)(c)(d)	674,858	672,961
VM Consolidated, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0773% 3/27/28 (b)(c)(d)	385,625	386,878
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.5751% 2/28/27 (b)(c)(d)	745,724	745,262
Weber-Stephen Products LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.6918% 10/30/27 (b)(c)(d)	201,812	186,047
CME Term SOFR 1 Month Index + 4.250% 9.6763% 10/30/27 (b)(c)(d)	117,600	108,486
Webpros Investments Sarl Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 3/19/31 (c)(d)(e)	175,000	175,219
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0665% 9/28/29 (b)(c)(d)	720,000	719,597
TOTAL TECHNOLOGY		53,904,831
Telecommunications - 3.6%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.314% 10/31/27 (b)(c)(d)	468,068	437,644
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.814% 8/15/28 (b)(c)(d)	3,138,491	2,481,385
Aventiv Technologies LLC:
Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.890% 10.4998% 11/1/24 (b)(c)(d)	477,855	353,374
Tranche 2LN, term loan CME Term SOFR 1 Month Index + 8.650% 14.621% 11/1/25 (b)(c)(d)	698,246	192,018
Cablevision Lightpath LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6898% 11/30/27 (b)(c)(d)	80,203	79,083
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3288% 10/24/30 (b)(c)(d)	133,989	134,157
Connect Finco SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9/13/29 (c)(d)(e)	325,000	319,394
Connect U.S. Finco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8263% 12/12/26 (b)(c)(d)	110,962	110,771
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9418% 10/2/27 (b)(c)(d)	318,651	301,724
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0674% 1/30/31 (b)(c)(d)	1,125,000	1,130,625
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1946% 10/8/27 (b)(c)(d)	1,965,395	1,957,416
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4094% 6/30/28 (b)(c)(d)	109,290	76,503
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4302% 12/30/27 (b)(c)(d)	130,636	118,879
Northwest Fiber LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1932% 4/30/27 (b)(c)(d)	666,261	665,221
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.0643% 8/1/29 (b)(c)(d)	1,011,141	932,778
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6946% 9/25/26 (b)(c)(d)	862,567	719,657
SBA Senior Finance II, LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.33% 1/27/31 (b)(c)(d)	447,763	448,461
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6802% 9/21/27 (b)(c)(d)	483,749	470,949
Zayo Group Holdings, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.4446% 3/9/27 (b)(c)(d)	2,235,347	1,956,353
CME Term SOFR 1 Month Index + 4.320% 9.6552% 3/9/27 (b)(c)(d)	578,200	515,078
TOTAL TELECOMMUNICATIONS		13,401,470
Textiles/Apparel - 0.4%
Crocs, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5773% 2/20/29 (b)(c)(d)	501,459	502,311
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6918% 11/23/28 (b)(c)(d)	232,061	231,093
Jo-Ann Stores LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.3357% 7/7/28 (b)(c)(d)	229,272	1,433
Needle Holdings LLC term loan CME Term SOFR 1 Month Index + 9.500% 5/20/24 (c)(d)(e)(f)	105,713	105,713
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6918% 4/16/28 (b)(c)(d)	523,687	522,378
Victoria's Secret & Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.838% 8/2/28 (b)(c)(d)	119,994	118,594
TOTAL TEXTILES/APPAREL		1,481,522
Transportation Ex Air/Rail - 0.1%
ASP LS Acquisition Corp. 2LN, term loan CME Term SOFR 3 Month Index + 7.500% 13.3958% 5/7/29 (b)(c)(d)	230,000	187,220
Utilities - 1.5%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0773% 1/20/31 (b)(c)(d)	2,076,441	2,073,430
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 8.1048% 12/15/27 (b)(c)(d)	160,940	160,940
Generation Bridge Northeast LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.8263% 8/7/29 (b)(c)(d)	344,270	344,163
Osmose Utilities Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6907% 6/23/28 (b)(c)(d)	321,750	316,924
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.8302% 6/23/27 (b)(c)(d)	395,000	395,122
Pike Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4407% 1/21/28 (b)(c)(d)	239,726	240,376
Sk Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.4338% 1/3/29 (b)(c)(d)	330,781	86,711
Vertiv Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9369% 3/2/27 (b)(c)(d)	1,157,396	1,159,085
Vistra Operations Co. LLC Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.3302% 12/20/30 (b)(c)(d)	993,393	991,992
TOTAL UTILITIES		5,768,743
TOTAL BANK LOAN OBLIGATIONS (Cost $326,733,686)		321,959,033

Nonconvertible Bonds - 3.5%
	Principal Amount (a)	Value ($)
Aerospace - 0.1%
TransDigm, Inc. 6.375% 3/1/29 (i)	505,000	506,572
Air Transportation - 0.0%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (i)	78,750	78,214
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (i)	40,779	40,365
TOTAL AIR TRANSPORTATION		118,579
Automotive & Auto Parts - 0.7%
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (i)	175,000	177,385
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (b)(c)(i)	2,580,000	2,594,709
TOTAL AUTOMOTIVE & AUTO PARTS		2,772,094
Broadcasting - 0.3%
DISH Network Corp. 11.75% 11/15/27 (i)	940,000	959,675
Univision Communications, Inc.:
6.625% 6/1/27 (i)	105,000	102,694
8% 8/15/28 (i)	150,000	152,814
TOTAL BROADCASTING		1,215,183
Building Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (i)	300,000	320,667
Cable/Satellite TV - 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (i)	170,000	158,254
5.375% 6/1/29 (i)	330,000	302,098
TOTAL CABLE/SATELLITE TV		460,352
Capital Goods - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (i)	35,000	36,346
Chemicals - 0.1%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (i)	5,000	4,901
Olympus Water U.S. Holding Corp. 9.75% 11/15/28 (i)	200,000	213,043
TOTAL CHEMICALS		217,944
Containers - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (i)	260,000	235,226
Energy - 0.3%
Citgo Petroleum Corp.:
6.375% 6/15/26 (i)	45,000	45,134
7% 6/15/25 (i)	130,000	129,838
8.375% 1/15/29 (i)	290,000	304,686
New Fortress Energy, Inc.:
6.5% 9/30/26 (i)	642,000	618,144
6.75% 9/15/25 (i)	142,300	141,330
TOTAL ENERGY		1,239,132
Gaming - 0.4%
Affinity Interactive 6.875% 12/15/27 (i)	150,000	140,158
Caesars Entertainment, Inc. 7% 2/15/30 (i)	160,000	164,238
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (i)	795,000	728,996
Golden Entertainment, Inc. 7.625% 4/15/26 (i)	145,000	145,017
Ontario Gaming Gta LP/Otg Co.-I 8% 8/1/30 (i)	15,000	15,450
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (i)	30,000	29,342
4.25% 12/1/26 (i)	45,000	43,266
4.625% 12/1/29 (i)	25,000	23,643
TOTAL GAMING		1,290,110
Healthcare - 0.0%
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (i)	125,000	125,560
Homebuilders/Real Estate - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	640,000	536,000
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.5% 2/15/28 (i)	400,000	414,691
TOTAL HOMEBUILDERS/REAL ESTATE		950,691
Insurance - 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 6.75% 4/15/28 (i)	355,000	357,506
Leisure - 0.1%
Carnival Corp. 7.625% 3/1/26 (i)	95,000	96,117
Royal Caribbean Cruises Ltd. 8.25% 1/15/29 (i)	160,000	169,383
TOTAL LEISURE		265,500
Metals/Mining - 0.0%
Arsenal AIC Parent LLC 8% 10/1/30 (i)	15,000	15,748
Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (i)	80,000	69,106
Restaurants - 0.0%
CEC Entertainment LLC 6.75% 5/1/26 (i)	95,000	94,102
Services - 0.1%
Brand Industrial Services, Inc. 10.375% 8/1/30 (i)	110,000	119,093
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (i)	115,000	115,097
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (i)	145,000	136,844
TOTAL SERVICES		371,034
Super Retail - 0.2%
EG Global Finance PLC 12% 11/30/28 (i)	520,000	552,727
Staples, Inc. 7.5% 4/15/26 (i)	215,000	209,834
TOTAL SUPER RETAIL		762,561
Technology - 0.1%
Cloud Software Group, Inc. 9% 9/30/29 (i)	190,000	182,232
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (i)	90,000	93,297
TOTAL TECHNOLOGY		275,529
Telecommunications - 0.4%
Altice Financing SA 5.75% 8/15/29 (i)	225,000	180,279
Altice France SA:
5.125% 1/15/29 (i)	170,000	116,458
5.125% 7/15/29 (i)	155,000	104,785
5.5% 1/15/28 (i)	95,000	67,473
Frontier Communications Holdings LLC 5% 5/1/28 (i)	100,000	92,821
Intelsat Jackson Holdings SA 6.5% 3/15/30 (i)	465,000	432,017
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (i)	170,000	159,548
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (i)	15,000	15,339
Windstream Escrow LLC 7.75% 8/15/28 (i)	250,000	231,393
TOTAL TELECOMMUNICATIONS		1,400,113
TOTAL NONCONVERTIBLE BONDS (Cost $13,175,021)		13,099,655

Common Stocks - 1.0%
	Shares	Value ($)
Capital Goods - 0.0%
TNT Crane & Rigging LLC (f)(j)	5,338	41,583
TNT Crane & Rigging LLC warrants 10/31/25 (f)(j)	1,797	18
TOTAL CAPITAL GOODS		41,601
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (f)	6,090	544,020
Carnelian Point Holdings LP warrants (f)(j)	329	961
Lime Tree Bay Ltd. (f)(j)	38	2,445
TOTAL DIVERSIFIED FINANCIAL SERVICES		547,426
Energy - 0.7%
California Resources Corp.	16,696	919,950
California Resources Corp. warrants 10/27/24 (j)	885	17,311
Chesapeake Energy Corp. (k)	11,625	1,032,649
Chesapeake Energy Corp. (l)	103	9,149
Exxon Mobil Corp.	4,943	574,574
TOTAL ENERGY		2,553,633
Entertainment/Film - 0.0%
New Cineworld Ltd. (f)	9,899	176,400
Hotels - 0.1%
Travelport Finance Luxembourg SARL (f)	85	202,383
Restaurants - 0.1%
Old Claimco LLC (f)(j)	15,069	275,913
Telecommunications - 0.0%
GTT Communications, Inc. (f)(j)	2,417	101,103
TOTAL COMMON STOCKS (Cost $2,108,902)		3,898,459

Preferred Securities - 0.7%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.4%
Bank of America Corp.:
CME Term SOFR 3 Month Index + 3.390% 8.7379% (b)(c)(m)	165,000	165,626
6.25% (b)(m)	730,000	730,831
JPMorgan Chase & Co.:
CME Term SOFR 3 Month Index + 3.560% 8.868% (b)(c)(m)	155,000	154,733
6.1% (b)(m)	179,000	179,072
9.348% (b)(c)(m)	266,000	266,302
TOTAL BANKS & THRIFTS		1,496,564
Energy - 0.3%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.5966% (b)(c)(m)	1,120,000	1,115,236
TOTAL PREFERRED SECURITIES (Cost $2,506,621)		2,611,800

Other - 0.6%
	Shares	Value ($)
Other - 0.6%
Fidelity Private Credit Co. LLC (l)(n) (Cost $2,072,121)	208,052	2,113,812

Money Market Funds - 11.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (o)	41,425,482	41,433,767
Fidelity Securities Lending Cash Central Fund 5.39% (o)(p)	1,038,096	1,038,200
TOTAL MONEY MARKET FUNDS (Cost $42,471,967)		42,471,967

TOTAL INVESTMENT IN SECURITIES - 103.1% (Cost $389,068,318)	386,154,726
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(11,577,031)
NET ASSETS - 100.0%	374,577,695

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	The coupon rate will be determined upon settlement of the loan after period end.
(f)	Level 3 security
(g)	Non-income producing - Security is in default.
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $185,368 and $185,970, respectively.

(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,563,655 or 3.4% of net assets.

(j)	Non-income producing
(k)	Security or a portion of the security is on loan at period end.
(l)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,122,961 or 0.6% of net assets.

(m)	Security is perpetual in nature with no stated maturity date.
(n)	Affiliated Fund
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	975

Fidelity Private Credit Co. LLC	4/28/22 - 3/04/24	2,072,122

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	37,991,574	28,370,358	24,928,165	487,564	-	-	41,433,767	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	919,300	420,320	301,420	187	-	-	1,038,200	0.0%
Total	38,910,874	28,790,678	25,229,585	487,751	-	-	42,471,967

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Company LLC	2,010,491	86,898	-	38,171	-	16,423	2,113,812
	2,010,491	86,898	-	38,171	-	16,423	2,113,812

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Bank Loan Obligations, Nonconvertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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